Share capital - History - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital
Aggregate share capital	€ 353,819	€ 349,789	€ 294,600	€ 250,187
Aggregate number of shares after transaction	65,412	64,667	54,466	46,256
Number of shares	65,411,767	64,666,802	54,465,421	50,936,778